PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                  THE STRONG ULTRA SHORT FUNDS - ADVISOR CLASS

                        STRONG MUNICIPAL ULTRA SHORT FUND
                             STRONG ULTRA SHORT FUND

             THE STRONG CASH MANAGEMENT FUNDS - INSTITUTIONAL CLASS

                           STRONG HERITAGE MONEY FUND

                        STRONG MUNICIPAL ULTRA SHORT FUND
                             STRONG ULTRA SHORT FUND


               Supplement to the Prospectuses dated March 1, 2002


STRONG MUNICIPAL ULTRA SHORT FUND
STRONG ULTRA SHORT FUND
Effective March 8, 2002, the Strong Ultra Short Fund and the Strong Municipal Ultra Short Fund changed their names to the Strong Ultra Short-Term Income Fund and the Strong Ultra Short-Term Municipal Income Fund, respectively. Strong Capital Management, Inc., the funds' investment advisor, anticipates that the name changes will not result in any material changes to the funds' portfolio composition or in the manner in which the funds are managed.

STRONG HERITAGE MONEY FUND
Effective immediately, the initial investment minimum for the Institutional Class of the Strong Heritage Money Fund was reduced to $250,000.


            The date of this Prospectus Supplement is March 8, 2002.